NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Accounting Policies [Abstract]
Anti-dilutive securities
	May 31, 2015	May 31, 2014
Stock options	273,475	178,675
Warrants	789,562	213,154
Convertible notes	-	117,991
Preferred stock	472,203	-
Total	1,535,240	509,820

In computing diluted loss per share for the years ended February 28, 2015 and 2014, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 28, 2015	February 28, 2014
Stock options	2,810,000	2,680,000
Warrants	8,707,724	3,146,355
Convertible notes	-	1,986,467
Preferred stock	3,160,620	-
Total	14,678,344	7,812,822